Summary of significant accounting policies - Accounts receivable and Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 32,587,827	$ 59,509,152
Other deposits and prepayments	322,170,208	365,505,313
Amounts due from related parties	203,719,058	271,567,484
Total current assets	4,889,207,126	4,785,819,348
Total assets	5,850,278,327	6,446,279,290	$ 7,669,323,576
Total equity	$ 82,786,829	$ 413,229,237	$ 1,025,903,162		$ 791,952,022
ASU No. 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net					97,911,510
Other deposits and prepayments					277,463,137
Amounts due from related parties					200,757,623
Total current assets					5,645,063,109
Total assets					7,421,664,433
Total equity					$ 791,952,022
Effects of adoption of Credit Loss ASUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net				$ (2,829,696)
Other deposits and prepayments				(1,908,929)
Amounts due from related parties				(1,781,767)
Total current assets				(6,520,392)
Total assets				(6,520,392)
Total equity				(6,520,392)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net				95,081,814
Other deposits and prepayments				275,554,208
Amounts due from related parties				198,975,856
Total current assets				5,638,542,717
Total assets				7,415,144,041
Total equity				$ 785,431,630